Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.5%)
	Cogent Communications Holdings Inc.	28,531	1,755
*	Yelp Inc. Class A	45,748	1,533
*	Cars.com Inc.	70,112	1,237
*	TechTarget Inc.	30,220	1,050
*	Gogo Inc.	47,507	715
	Shutterstock Inc.	13,052	650
	ATN International Inc.	12,075	453
*	QuinStreet Inc.	29,629	273
			7,666
Consumer Discretionary (8.6%)
*	Dorman Products Inc.	31,936	2,620
*	Asbury Automotive Group Inc.	11,268	2,356
*	Cavco Industries Inc.	9,133	2,274
*	Adtalem Global Education Inc.	51,432	2,134
	Academy Sports & Outdoors Inc.	41,477	2,031
	Jack in the Box Inc.	23,306	2,017
*	Stride Inc.	46,342	1,873
	Installed Building Products Inc.	17,515	1,831
	LCI Industries	14,384	1,554
*	XPEL Inc.	22,188	1,528
*	Shake Shack Inc. Class A	22,380	1,481
*	Frontdoor Inc.	47,947	1,478
*	Green Brick Partners Inc.	30,757	1,472
*	Boot Barn Holdings Inc.	20,580	1,392
	Bloomin' Brands Inc.	57,609	1,376
*	National Vision Holdings Inc.	51,847	1,309
*	Gentherm Inc.	22,913	1,259
	Oxford Industries Inc.	11,737	1,173
	Strategic Education Inc.	14,351	1,133
*	Leslie's Inc.	109,410	1,037
	Monarch Casino & Resort Inc.	15,022	975
*	Six Flags Entertainment Corp.	36,054	921
	Winnebago Industries Inc.	15,915	886
*	Dave & Buster's Entertainment Inc.	26,645	857
*	Vista Outdoor Inc.	28,875	769
	Buckle Inc.	22,970	705
	Ethan Allen Interiors Inc.	25,696	643
*	Golden Entertainment Inc.	15,079	635
	Dine Brands Global Inc.	10,593	634
	Sturm Ruger & Co. Inc.	12,140	626
*	Perdoceo Education Corp.	47,660	562

		Shares	Market Value ($000)
*	Sabre Corp.	140,571	436
*	Chuy's Holdings Inc.	10,947	403
	Ruth's Hospitality Group Inc.	17,756	381
*	Mister Car Wash Inc.	45,562	376
	Hibbett Inc.	7,601	274
	Haverty Furniture Cos. Inc.	7,602	201
			43,612
Consumer Staples (6.5%)
*	elf Beauty Inc.	57,210	5,951
*	Hostess Brands Inc. Class A	151,281	3,764
*	Simply Good Foods Co.	95,560	3,458
	J & J Snack Foods Corp.	16,935	2,607
	Inter Parfums Inc.	20,164	2,532
	Cal-Maine Foods Inc.	42,854	2,038
	WD-40 Co.	9,991	1,895
	MGP Ingredients Inc.	17,418	1,656
*	TreeHouse Foods Inc.	26,839	1,271
	Edgewell Personal Care Co.	27,924	1,088
	Medifast Inc.	12,361	973
*	National Beverage Corp.	17,880	883
	Tootsie Roll Industries Inc.	20,684	808
	Vector Group Ltd.	65,640	769
*	Central Garden & Pet Co. Class A	22,394	769
*	Chefs' Warehouse Inc.	23,790	740
	John B Sanfilippo & Son Inc.	6,154	715
	Andersons Inc.	15,433	602
*	Central Garden & Pet Co.	5,226	190
			32,709
Energy (5.2%)
	Civitas Resources Inc.	58,631	3,917
	SM Energy Co.	138,670	3,646
	Northern Oil & Gas Inc.	91,394	2,734
	Helmerich & Payne Inc.	68,407	2,112
	CONSOL Energy Inc.	36,958	1,994
	Patterson-UTI Energy Inc.	166,875	1,625
*	Oceaneering International Inc.	81,715	1,251
	Comstock Resources Inc.	103,651	966
*	Callon Petroleum Co.	28,971	887
	Dorian LPG Ltd.	36,156	834
	Ranger Oil Corp. Class A	21,676	797
*	Vital Energy Inc.	19,062	791
	RPC Inc.	94,373	628
*	NexTier Oilfield Solutions Inc.	80,936	610
*	Nabors Industries Ltd.	6,924	580
*	REX American Resources Corp.	17,239	568
*	US Silica Holdings Inc.	49,470	560
	Core Laboratories Inc.	25,103	549
*	Talos Energy Inc.	39,683	488
*	Dril-Quip Inc.	20,251	453
	CVR Energy Inc.	18,058	423
			26,413
Financials (13.8%)
*	Mr Cooper Group Inc.	78,275	3,621
	First Bancorp	206,263	2,302
	ServisFirst Bancshares Inc.	55,235	2,226
	Piper Sandler Cos.	15,502	1,974
*	Bancorp Inc.	63,023	1,945

		Shares	Market Value ($000)
	United Community Banks Inc.	84,524	1,911
	Assured Guaranty Ltd.	34,575	1,789
	CVB Financial Corp.	148,376	1,782
	Community Bank System Inc.	34,654	1,713
	Banner Corp.	38,682	1,674
	BancFirst Corp.	19,718	1,668
	EVERTEC Inc.	47,934	1,653
	NBT Bancorp Inc.	48,469	1,626
	Park National Corp.	16,334	1,613
	American Equity Investment Life Holding Co.	40,825	1,610
*	StoneX Group Inc.	19,859	1,594
*	Palomar Holdings Inc.	28,552	1,561
	City Holding Co.	16,752	1,444
	Lakeland Financial Corp.	28,600	1,437
	Ameris Bancorp	44,982	1,420
	OFG Bancorp	53,819	1,306
	First Hawaiian Inc.	74,919	1,235
*	Axos Financial Inc.	32,631	1,234
*	NMI Holdings Inc. Class A	48,255	1,214
	Independent Bank Corp.	26,843	1,185
	Stellar Bancorp Inc.	50,939	1,185
	Westamerica Bancorp	30,441	1,152
	First Financial Bancorp	59,003	1,119
	Seacoast Banking Corp. of Florida	51,099	1,057
	Washington Federal Inc.	39,188	1,019
	Trustmark Corp.	47,597	994
	Pathward Financial Inc.	22,463	987
*	Avantax Inc.	45,058	953
	ARMOUR Residential REIT Inc.	183,852	923
*	Trupanion Inc.	39,789	894
	Atlantic Union Bankshares Corp.	32,945	842
	National Bank Holdings Corp. Class A	28,110	841
	First Bancorp (XNGS)	27,551	829
	S&T Bancorp Inc.	30,307	813
*	Triumph Financial Inc.	15,627	811
	First Commonwealth Financial Corp.	63,782	807
	Northwest Bancshares Inc.	74,812	786
	Virtus Investment Partners Inc.	3,936	751
	Preferred Bank	14,966	690
	Safety Insurance Group Inc.	9,462	689
	Heritage Financial Corp.	39,775	650
*	Donnelley Financial Solutions Inc.	14,098	625
	AMERISAFE Inc.	11,864	606
	Dime Community Bancshares Inc.	36,715	595
	Berkshire Hills Bancorp Inc.	28,984	593
	Employers Holdings Inc.	15,622	565
	FB Financial Corp.	19,743	526
	Southside Bancshares Inc.	19,571	519
	Veritex Holdings Inc.	29,825	515
	Hanmi Financial Corp.	34,327	494
	WisdomTree Inc.	70,251	478
	Tompkins Financial Corp.	9,048	473
	Brightsphere Investment Group Inc.	18,931	407
*	Payoneer Global Inc.	96,704	401
*	Customers Bancorp Inc.	17,139	394
	TrustCo Bank Corp.	14,147	391
[1]	B. Riley Financial Inc.	8,834	320
	Northfield Bancorp Inc.	25,397	260

		Shares	Market Value ($000)
	Invesco Mortgage Capital Inc.	17,997	191
			69,882
Health Care (13.6%)
	Ensign Group Inc.	62,982	5,581
*	Merit Medical Systems Inc.	64,306	5,299
*	AMN Healthcare Services Inc.	48,972	4,650
*	Cytokinetics Inc.	106,934	4,030
*	Corcept Therapeutics Inc.	101,648	2,388
*	Vir Biotechnology Inc.	85,644	2,284
*	Prestige Consumer Healthcare Inc.	39,270	2,247
*	Glaukos Corp.	36,166	2,062
	CONMED Corp.	16,900	2,050
*	Supernus Pharmaceuticals Inc.	61,170	2,027
*	Pacira BioSciences Inc.	51,918	1,974
*	Amphastar Pharmaceuticals Inc.	42,658	1,893
*	Xencor Inc.	67,637	1,833
*	Addus HomeCare Corp.	18,230	1,643
*	Dynavax Technologies Corp.	134,270	1,535
*	Veradigm Inc.	123,665	1,457
*	Certara Inc.	68,965	1,433
*	CorVel Corp.	6,687	1,307
*	Catalyst Pharmaceuticals Inc.	108,354	1,251
*	Arcus Biosciences Inc.	59,035	1,213
*	Harmony Biosciences Holdings Inc.	33,561	1,161
*	Tandem Diabetes Care Inc.	43,587	1,133
*	Ironwood Pharmaceuticals Inc. Class A	95,196	1,036
	US Physical Therapy Inc.	10,113	1,033
*	Cross Country Healthcare Inc.	40,135	1,023
*	Vericel Corp.	30,490	979
*	Innoviva Inc.	71,201	960
	LeMaitre Vascular Inc.	15,148	952
*	NextGen Healthcare Inc.	60,534	942
*	AdaptHealth Corp. Class A	86,906	911
*	BioLife Solutions Inc.	38,785	906
*	uniQure NV	46,671	900
	Embecta Corp.	30,456	843
*	Collegium Pharmaceutical Inc.	37,822	835
*	Avid Bioservices Inc.	48,715	753
*	REGENXBIO Inc.	42,674	735
*	Ligand Pharmaceuticals Inc.	9,765	684
	Simulations Plus Inc.	12,121	536
	Mesa Laboratories Inc.	3,510	454
*	iTeos Therapeutics Inc.	27,652	450
	HealthStream Inc.	17,414	401
*	Fulgent Genetics Inc.	10,001	398
*	ANI Pharmaceuticals Inc.	7,159	323
*	Cytek Biosciences Inc.	39,538	309
*	Agiliti Inc.	16,899	277
*	Cutera Inc.	14,277	240
*	Anika Therapeutics Inc.	8,558	232
*,1	Zynex Inc.	24,473	230
*	Computer Programs & Systems Inc.	8,497	203
*	Enanta Pharmaceuticals Inc.	8,624	202
*	Eagle Pharmaceuticals Inc.	7,861	163
*	Cara Therapeutics Inc.	50,849	162
*	Coherus Biosciences Inc.	37,087	152

		Shares	Market Value ($000)
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			68,675
Industrials (18.9%)
	Comfort Systems USA Inc.	40,404	5,979
	Applied Industrial Technologies Inc.	43,619	5,363
	Mueller Industries Inc.	64,253	4,772
*	Aerojet Rocketdyne Holdings Inc.	85,670	4,667
	AAON Inc.	47,491	4,113
	Franklin Electric Co. Inc.	43,963	3,999
	Hillenbrand Inc.	78,408	3,761
	Federal Signal Corp.	68,508	3,630
	Encore Wire Corp.	20,725	3,392
	Boise Cascade Co.	44,548	3,200
	Albany International Corp. Class A	35,132	2,983
	Forward Air Corp.	30,037	2,922
	Matson Inc.	42,663	2,915
*	Verra Mobility Corp. Class A	157,393	2,775
*	AeroVironment Inc.	28,412	2,654
*	SPX Technologies Inc.	31,703	2,421
	EnPro Industries Inc.	23,490	2,374
	Arcosa Inc.	36,105	2,371
*	Dycom Industries Inc.	22,707	2,303
	Moog Inc. Class A	19,816	1,926
	ESCO Technologies Inc.	19,854	1,787
	UniFirst Corp.	10,076	1,724
	Griffon Corp.	53,717	1,693
*	PGT Innovations Inc.	67,890	1,689
	CSG Systems International Inc.	34,016	1,632
	Brady Corp. Class A	33,964	1,619
	Lindsay Corp.	12,455	1,467
	Alamo Group Inc.	8,500	1,415
	Marten Transport Ltd.	65,150	1,378
	Korn Ferry	28,608	1,345
*	NV5 Global Inc.	14,082	1,276
	Standex International Corp.	9,195	1,252
*	Hub Group Inc. Class A	16,620	1,223
*	MYR Group Inc.	9,395	1,198
	Trinity Industries Inc.	54,342	1,149
	Enerpac Tool Group Corp. Class A	42,546	1,082
	Wabash National Corp.	31,358	735
*	Sun Country Airlines Holdings Inc.	36,717	690
*	Titan International Inc.	57,344	567
	Heartland Express Inc.	34,118	532
	Apogee Enterprises Inc.	14,264	527
	Quanex Building Products Corp.	21,341	448
	TTEC Holdings Inc.	10,641	338
	Insteel Industries Inc.	10,079	302
*	Liquidity Services Inc.	14,852	225
			95,813
Information Technology (19.5%)
*	Rambus Inc.	121,468	7,769
*	SPS Commerce Inc.	40,727	6,345
*	Onto Innovation Inc.	55,950	6,006
*	Axcelis Technologies Inc.	37,030	5,834
*	Fabrinet	41,368	4,684
*	Diodes Inc.	51,392	4,617

		Shares	Market Value ($000)
	Badger Meter Inc.	33,073	4,560
	Advanced Energy Industries Inc.	42,231	4,145
*	DoubleVerify Holdings Inc.	98,820	3,446
	Kulicke & Soffa Industries Inc.	64,050	3,387
*	Extreme Networks Inc.	145,919	3,006
	Progress Software Corp.	48,957	2,937
*	Plexus Corp.	31,291	2,838
*	Alarm.com Holdings Inc.	56,381	2,831
	InterDigital Inc.	30,396	2,524
*	MaxLinear Inc. Class A	81,839	2,391
*	NetScout Systems Inc.	76,105	2,323
*	Harmonic Inc.	123,995	2,184
*	Perficient Inc.	22,334	1,708
*	Agilysys Inc.	22,537	1,675
	CTS Corp.	36,073	1,647
*	Sanmina Corp.	30,373	1,611
*	Photronics Inc.	69,859	1,483
*	Digi International Inc.	40,458	1,455
*	Veeco Instruments Inc.	58,183	1,420
*	PDF Solutions Inc.	33,426	1,412
*	Cohu Inc.	35,579	1,364
*	Viavi Solutions Inc.	132,256	1,301
	A10 Networks Inc.	72,618	1,081
*	OSI Systems Inc.	9,055	1,078
*	LiveRamp Holdings Inc.	40,319	981
*	Ultra Clean Holdings Inc.	28,353	972
	Methode Electronics Inc.	21,263	915
*	N-able Inc.	51,149	726
*	ePlus Inc.	14,650	724
*	Alpha & Omega Semiconductor Ltd.	25,219	698
*	Digital Turbine Inc.	65,157	596
*	Clearfield Inc.	14,243	557
*	Avid Technology Inc.	22,082	530
*	Corsair Gaming Inc.	25,381	501
*	Consensus Cloud Solutions Inc.	13,520	493
	ADTRAN Holdings Inc.	55,255	492
*	Arlo Technologies Inc.	49,836	482
*	CEVA Inc.	15,935	399
*	OneSpan Inc.	19,486	295
*	8x8 Inc.	58,591	239
*	LivePerson Inc.	41,037	151
			98,813
Materials (6.1%)
*	Livent Corp.	202,688	4,672
	Balchem Corp.	36,315	4,490
*	ATI Inc.	90,638	3,134
	Quaker Chemical Corp.	15,395	2,922
	Innospec Inc.	27,969	2,583
	HB Fuller Co.	38,809	2,443
*	O-I Glass Inc.	80,331	1,664
	Stepan Co.	15,526	1,428
	Materion Corp.	13,243	1,329
	Kaiser Aluminum Corp.	18,045	1,090
	Warrior Met Coal Inc.	32,738	1,073
	Hawkins Inc.	21,465	1,008
	Sylvamo Corp.	20,621	813
	Myers Industries Inc.	41,365	773
	American Vanguard Corp.	31,328	534

			Shares	Market Value ($000)
		Haynes International Inc.	9,524	414
*		TimkenSteel Corp.	19,172	326
		Mercer International Inc.	19,552	169
		FutureFuel Corp.	16,589	141
				31,006
Real Estate (3.3%)
		Innovative Industrial Properties Inc.	31,582	2,088
		St. Joe Co.	38,275	1,780
		Four Corners Property Trust Inc.	63,591	1,634
		CareTrust REIT Inc.	69,819	1,355
		Tanger Factory Outlet Centers Inc.	64,947	1,323
		Getty Realty Corp.	30,804	1,056
		LTC Properties Inc.	29,807	957
		Urban Edge Properties	67,834	904
		Marcus & Millichap Inc.	28,103	825
*		Veris Residential Inc.	49,984	808
		Kennedy-Wilson Holdings Inc.	47,535	733
		NexPoint Residential Trust Inc.	13,576	557
		Armada Hoffler Properties Inc.	50,026	552
		Community Healthcare Trust Inc.	15,904	522
		Uniti Group Inc.	120,251	447
		Universal Health Realty Income Trust	9,296	406
		Urstadt Biddle Properties Inc. Class A	18,597	360
		Saul Centers Inc.	8,287	280
				16,587
Utilities (2.8%)
		American States Water Co.	28,798	2,558
		SJW Group	30,117	2,305
		California Water Service Group	38,461	2,189
		Otter Tail Corp.	28,733	2,132
		Chesapeake Utilities Corp.	13,448	1,717
		Northwest Natural Holding Co.	25,413	1,085
		Middlesex Water Co.	12,783	1,040
		Unitil Corp.	18,064	952
				13,978
Total Common Stocks (Cost $502,071)				505,154
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $537)	5.125%	5,370	537
Total Investments (99.9%) (Cost $502,608)				505,691
Other Assets and Liabilities—Net (0.1%)				482
Net Assets (100%)				506,173
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $122,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $130,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	10	876	(11)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	505,154	—	—	505,154
Temporary Cash Investments	537	—	—	537
Total	505,691	—	—	505,691

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	11	—	—	11
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.